Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash equivalents
Interest earned and withdrawn	303,228	500,620
Unrecognized tax benefits
Amount accrued for interest and penalties
Purchase an aggregate of common stock	17,600,000	17,600,000
FDIC insurance limit	$ 250,000